Philip H. Newman	Goodwin Procter LLP
617.570.1558	Counsellors at Law
pnewman@	Exchange Place
goodwinprocter.com	Boston, MA 02109
T: 617.570.1000
F: 617.523.1231

February 9, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Van Eck Worldwide Insurance Trust (the “Registrant”)
Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File Nos. 033-13019; 811-05083

Ladies and Gentlemen:

          In connection with the registration of the Registrant under the Investment Company Act of 1940 (the “1940 Act”) and the issuance of an indefinite number of its securities under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing on EDGAR pursuant to Rule 485(a) under the 1933 Act Post-Effective Amendment No. 39 and Amendment No. 40 under the 1940 Act to the Registrant’s Registration Statement on Form N-1A.

          The purpose of the filing is to effect certain material changes to the prospectuses for the Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Multi-Manager Alternatives Fund (the “Funds”), series of the Registrant, in order to implement the summary section requirements of Form N-1A and to effect certain name changes for the Funds. The Registrant expects to change its name to the “Van Eck VIP Trust” and the names of the Funds on or about May 1, 2010.

          Should you have any questions, please contact Philip H. Newman at (617) 570-1558.

Very truly yours,

GOODWIN PROCTER LLP